Employee benefit plans - Investments Policies and Strategies (Details) - Pension plans	Dec. 31, 2022	Dec. 31, 2021
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	100.00%	100.00%
Target allocation	100.00%	100.00%
Debt securities (including debt mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	71.00%	39.00%
Target allocation	74.00%	32.00%
Equity securities (including equity mutual funds)
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	19.00%	51.00%
Target allocation	9.00%	53.00%
Other
Weighted average actual and target asset allocations of the pension plans by asset category
Actual allocation	10.00%	10.00%
Target allocation	17.00%	15.00%